PW TECHNOLOGY PARTNERS, L.P.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2002

                          PW TECHNOLOGY PARTNERS, L.P.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2002


                                    CONTENTS


Statement of Assets, Liabilities and Partners' Capital ........................1

Statement of Operations .......................................................2

Statements of Changes in Partners' Capital ....................................3

Notes to Financial Statements .................................................4

                                                    PW TECHNOLOGY PARTNERS, L.P.
                          STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (cost $643,958,277)                $ 792,328,676
Cash and cash equivalents                                            44,182,790
Interest receivable                                                      37,258
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        836,548,724
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                              102,669,276
   Management fee                                                       697,320
   Administration fee                                                   141,002
   Professional fees                                                    124,568
   Miscellaneous                                                         21,224
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                   103,653,390
--------------------------------------------------------------------------------

NET ASSETS                                                        $ 732,895,334
--------------------------------------------------------------------------------

PARTNERS' CAPITAL

Represented by:
Net capital contributions                                         $ 584,524,935
Accumulated net unrealized appreciation on investments              148,370,399
--------------------------------------------------------------------------------

PARTNERS' CAPITAL                                                 $ 732,895,334
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.  1

                                                                                PW TECHNOLOGY PARTNERS, L.P.
                                                                                     STATEMENT OF OPERATIONS
                                                                                                 (UNAUDITED)
------------------------------------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED JUNE 30, 2002

------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                                       $     288,090
------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                              288,090
------------------------------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                                     4,196,168
Administration fee                                                                                   416,252
Professional fees                                                                                    207,472
Miscellaneous                                                                                         64,577
------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                     4,884,469
------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                               (4,596,379)
------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
        FROM INVESTMENTS

Net realized gain/(loss) from investments                                                        (17,704,739)
Change in net unrealized appreciation/(depreciation) from investments                               (996,555)
------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                                                (18,701,294)
------------------------------------------------------------------------------------------------------------

DECREASE IN PARTNERS' CAPITAL
        DERIVED FROM OPERATIONS                                                                $ (23,297,673)
------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.  2

                                                                                                  PW TECHNOLOGY PARTNERS, L.P.
                                                                                    STATEMENTS OF CHANGES IN PARTNERS' CAPITAL

-------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS
                                                                             ENDED
                                                                         JUNE 30, 2002                   YEAR ENDED
                                                                          (UNAUDITED)                 DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS

Net investment loss                                                     $  (4,596,379)                     $  (8,910,402)
Net realized gain/(loss) from investments                                 (17,704,739)                                --
Change in net unrealized appreciation/(depreciation)
  from investments                                                           (996,555)                       (33,025,179)
-------------------------------------------------------------------------------------------------------------------------

DECREASE IN PARTNERS' CAPITAL
        DERIVED FROM OPERATIONS                                           (23,297,673)                       (41,935,581)
-------------------------------------------------------------------------------------------------------------------------

PARTNERS' CAPITAL TRANSACTIONS

Proceeds from Limited Partner subscriptions                                26,703,922                        208,823,612

Limited Partner withdrawals                                              (102,669,276)                       (87,869,058)

Offering costs                                                                (15,142)                          (231,394)

General Partner withdrawals                                                        --                            (95,332)
-------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN PARTNERS' CAPITAL DERIVED
        FROM CAPITAL TRANSACTIONS                                         (75,980,496)                       120,627,828
-------------------------------------------------------------------------------------------------------------------------

PARTNERS' CAPITAL AT
        BEGINNING OF PERIOD                                               832,173,503                        753,481,256
-------------------------------------------------------------------------------------------------------------------------

PARTNERS' CAPITAL AT END OF PERIOD                                      $ 732,895,334                      $ 832,173,503
-------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.  3

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


1. ORGANIZATION

   PW Technology Partners, L.P. (the "Fund") was organized as a limited partnership under the laws of Delaware on December 28, 1998. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of portfolio managers who invest primarily in, or who have particular knowledge within, the technology sector. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds") in which the Fund invests as a limited partner or Member along with other investors.

   The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Fund Advisor, L.L.C. (the "Manager" or "PWFA"), a Delaware limited liability company and the General Partner of the Fund, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

   The Manager is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at June 30, 2002, December 31, 2001 and 2000 was $1,825,183, $1,865,918 and $2,033,694, respectively.

   Initial and additional applications for interests by eligible investors may be accepted at such times as the Manager may determine. The Fund reserves the right to reject any application for interests in the Fund.

   The Fund from time to time may offer to repurchase interests pursuant to written tenders to Partners. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Partners twice in each year, near mid-year and year-end. Limited Partners can only transfer or assign their partnership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Partner, or
   (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

2. SIGNIFICANT ACCOUNTING POLICIES

   A. PORTFOLIO VALUATION

   Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   A. PORTFOLIO VALUATION (CONTINUED)

   The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

   Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost.

   B. INCOME RECOGNITION

   Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

   C. FUND COSTS

   The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Limited Partners; all costs with respect to communications to Limited Partners; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

   D. INCOME TAXES

   No provision for the payment of Federal, state or local income taxes has been provided. Each Partner is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

   E. CASH AND CASH EQUIVALENTS

   Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Partners' Capital.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   F. USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3. MANAGEMENT FEE, PERFORMANCE BONUS, RELATED PARTY TRANSACTIONS AND OTHER

   PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund will pay PWFA a monthly management fee (the "Fee") at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the General Partner's capital account. The Fee will be paid to PWFA out of Fund assets and debited against the Limited Partners' capital accounts. A portion of the fee will be paid by PWFA to its affiliates.

   UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

   The increase (or decrease) in partners' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Partners on a pro-rata basis. In accordance with the Partnership Agreement, the Manager is then allocated an amount based on the performance of the Fund (the "Performance Bonus") for the Measurement Period, as defined in the Confidential Memorandum (i.e., the period commencing on the admission of a Limited Partner to the Fund, and thereafter each period commencing on the day following the last Measurement Period and ending generally on the first to occur of (1) a fiscal year-end or (2) a whole or partial redemption). The Performance Bonus is calculated separately with respect to each Limited Partner.

   The Performance Bonus is equal to 1% of the balance of the Limited Partner's capital account at the end of the Measurement Period, provided that such appreciation (net of any Performance Bonus) exceeds the Limited Partner's threshold return. The threshold return is the amount that a Limited Partner would have earned for a fiscal year if it had received an annualized rate of return of 20% on its opening capital account balance, as adjusted. No Performance Bonus was earned for the six months ended June 30, 2002 and the year ended December 31, 2001.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


3. MANAGEMENT FEE, PERFORMANCE BONUS, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

   Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2002 were $10,250.

   PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund.

   PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain accounting, record keeping, tax and investor related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or it affiliates. Additionally, the Fund will reimburse certain out of pocket expenses incurred by PFPC Inc.

4. SECURITIES TRANSACTIONS

   Aggregate purchases and sales of Investment Funds for the six months ended June 30, 2002, amounted to $110,717,771 and $167,704,755, respectively.

   At June 30, 2002, the cost of Investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2002, accumulated net unrealized appreciation on investments was
   $148,370,399, consisting of $165,831,904 gross unrealized appreciation and $17,461,505 gross unrealized depreciation.

5. INVESTMENTS

   As of June 30, 2002, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2002.

        Investment Objective               Cost               Fair Value
        --------------------               ----               ----------
          Long/Short Equity            $643,958,277          $792,328,676

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


5. INVESTMENTS (CONTINUED)

   The following table lists the Fund's investments in Investment Funds as of June 30, 2002. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions ranging up to three years from initial investment. Detailed information about the Investment Funds' portfolios is not available.


                                                                   REALIZED AND
                                                                    UNREALIZED                                % OF
INVESTMENT FUND:                                                    GAIN/(LOSS)                              FUND'S
                                                      COST             FROM             FAIR VALUE           CAPITAL      LIQUIDITY
                                                                    INVESTMENTS
Agnos Technology Fund, L.P.                       $ 10,000,000   $      384,938       $  10,538,112            1.44%      Quarterly
Andor Technology Perennial Fund, L.P.*              28,110,000       19,154,362         152,538,616           20.80%      Quarterly
Andor Technology Small Cap Fund, L.P.               30,000,000        2,822,911          27,902,228            3.81%      Annually
Bowman Capital Private Equity Fund II, L.P.          1,405,771              382           1,406,153            0.19%         **
Bowman Capital Founders Fund, L.P.                   3,540,507        (490,432)           2,319,890            0.32%         **
Camelot Capital, L.P.                               88,340,000      (4,875,490)          96,489,038           13.16%      Quarterly
Chilton New Era Partners, L.P.                      85,000,000      (4,158,772)          82,779,481           11.29%      Annually
Coatue Qualified Partners, L.P.                      5,000,000            4,614           5,004,614            0.68%      Quarterly
Frontier Science & Technology Fund, L.P.             3,000,000        (133,400)           2,678,600            0.37%      Quarterly
Galleon Technology Partners II, L.P.               114,250,000     (18,673,624)         109,147,100           14.89%      Monthly
Grange Park Technology Fund, LP                      5,000,000           71,744           5,071,744            0.69%      Quarterly
Hornet Fund, L.P.                                    9,000,000          336,661           9,336,661            1.27%      Quarterly
Intrepid Capital Fund (QP), L.P.                    40,312,000           43,189          48,054,606            6.56%      Annually
Kaintuck Opportunity Fund B, LLC                    10,000,000          158,694          10,158,694            1.39%      Annually
Minot Capital II, LP                                30,000,000      (1,670,813)          28,329,187            3.87%      Quarterly
PAW Partners, L.P.                                  86,000,000      (7,773,073)         108,658,458           14.83%      Quarterly
Peqout Telecommunications & Media Fund, L.P.        60,000,000      (3,791,209)          57,214,135            7.81%      Quarterly
Tiger Technology, L.P.                              10,000,000        1,458,554          11,743,361            1.60%      Annually
UT Technology Partners I,  LP                       25,000,000      (2,113,642)          22,957,998            3.13%      Quarterly
Redeemed Investment Funds                                   --          543,112                  --               --
                                                  ------------   --------------       -------------        ---------
TOTAL                                             $643,958,277   $ (18,701,294)        $792,328,676          108.11%

LIABILITIES, LESS OTHER ASSETS                                                         (59,433,342)          (8.11)%

                                                                                      -------------        ---------
PARTNER'S CAPITAL                                                                     $ 732,895,334          100.00%

   *  Formerly, Pequot Technology Perennial Fund, L.P.
   ** The liquidity of the Fund's Investments in Bowman Capital is driven by the ability to liquidate its Private Investments.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

   In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

7. FINANCIAL HIGHLIGHTS

   The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                    PERIOD FROM
                                                                                                                  NOVEMBER 22, 1999
                                                         SIX MONTHS ENDED                                         (COMMENCEMENT OF
                                                           JUNE 30, 2002         YEAR ENDED DECEMBER 31,         OPERATIONS) THROUGH
                                                           (UNAUDITED)           2001              2000           DECEMBER 31, 1999
                                                           -----------           ----              ----           -----------------
Ratio of net investment loss to average net assets            (1.11)%*          (1.06)%           (1.11)%              (1.38)%*
Ratio of total expenses to average net assets                   1.18%*           1.15%             1.20%                1.41%*
Portfolio turnover rate                                        14.00%            9.74%               --                    -
Total return                                                  (2.73)%**        (4.80)%**          14.24%**              50.96%**
Net asset value at end of period                           $732,894,971      $832,173,503       $753,481,256          $385,681,474

   *  Annualized.
   ** Total return assumes a purchase of a limited partnership interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Performance Bonus to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

8. SUBSEQUENT EVENTS

   The Fund's Limited Partnership Agreement was amended to add a provision providing that the Fund may be converted to a limited liability company organized, formed or created under the laws of the State of Delaware upon the approval of such conversion by the General Partner without further approval by any other person, including the Limited Partners. This amendment was effective as of July 1, 2002.

   In July 2002 the Fund disbursed $27,033,467 in redemptions pursuant to an exclusion by the General Partner.

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